EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.7%
	BRAZIL — 6.2%
29,200	Arco Platform Ltd. - Class A *	$1,271,660
361,715	Banco Inter S.A. [1]	1,427,001
211,645	Instituto Hermes Pardini S.A.	1,136,001
179,230	Odontoprev S.A.	474,822
		4,309,484
	CHINA — 17.3%
3,500	Agora, Inc. - ADR *	152,390
527,920	AK Medical Holdings Ltd. [1]	1,544,832
61,838	Amoy Diagnostics Co., Ltd. - Class A	696,330
371,535	B-Soft Co., Ltd. - Class A	921,957
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
256,920	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,451,610
24,230	Genetron Holdings Ltd. - ADR *	346,489
601,720	Haitian International Holdings Ltd.	1,384,492
166,030	Joyoung Co., Ltd. - Class A	929,842
235,785	Shanghai Kinetic Medical Co., Ltd. - Class A	880,909
82,224	Sichuan Teway Food Group Co., Ltd. - Class A	687,414
149,500	Venus MedTech Hangzhou, Inc. - Class H *,1	1,439,033
127,113	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,573,309
		12,008,607
	INDIA — 21.3%
75,858	Aavas Financiers Ltd. *	1,382,318
37,900	AIA Engineering Ltd.	836,085
297,900	Bandhan Bank Ltd. *,1	1,369,704
566,800	Castrol India Ltd.	858,834
676,900	City Union Bank Ltd.	1,093,266
187,683	CreditAccess Grameen Ltd. *	1,281,030
401,475	Essel Propack Ltd.	1,254,144
153,330	Havells India Ltd.	1,192,245
25,645	Jubilant Foodworks Ltd.	588,865
57,180	L&T Technology Services Ltd. [1]	1,152,982
45,650	Metropolis Healthcare Ltd. [1]	962,210
81,000	Mphasis Ltd.	1,253,215
246,886	Syngene International Ltd. [1]	1,606,625
		14,831,523
	INDONESIA — 4.2%
12,685,980	Ace Hardware Indonesia Tbk P.T. *	1,520,172
5,824,575	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	1,381,245
		2,901,417

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 1.3%
335,035	Regional S.A.B. de C.V. *	$867,132
	PHILIPPINES — 2.3%
272,800	Universal Robina Corp.	681,277
2,986,115	Wilcon Depot, Inc.	907,987
		1,589,264
	POLAND — 3.7%
46,774	Dino Polska S.A. *,1	2,589,432
	RUSSIA — 1.9%
53,310	TCS Group Holding PLC - GDR	1,341,184
	SOUTH AFRICA — 1.4%
74,940	Clicks Group Ltd.	1,000,087
	SOUTH KOREA — 10.3%
2,767	Kakao Corp.	802,750
18,820	Koh Young Technology, Inc.	1,553,458
12,550	LEENO Industrial, Inc.	1,451,493
9,900	SK Materials Co., Ltd.	2,040,123
16,700	Tokai Carbon Korea Co., Ltd.	1,307,931
		7,155,755
	SPAIN — 1.0%
135,340	AmRest Holdings S.E. *	704,141
	SWEDEN — 1.0%
29,222	Vitrolife A.B. *	708,973
	TAIWAN — 15.4%
53,300	Airtac International Group	1,118,093
16,632	ASPEED Technology, Inc.	663,628
179,275	Chroma ATE, Inc.	1,007,427
33,790	eMemory Technology, Inc.	631,838
84,443	Hiwin Technologies Corp.	890,582
30,555	Parade Technologies Ltd.	1,330,047
107,610	Realtek Semiconductor Corp.	1,372,907
14,960	Silergy Corp.	897,459
90,709	Voltronic Power Technology Corp.	2,763,657
		10,675,638

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.3%
254,935	Mega Lifesciences PCL	$276,154
1,084,175	TOA Paint Thailand PCL	1,350,694
		1,626,848
	UNITED ARAB EMIRATES — 1.1%
145,140	Network International Holdings PLC *,1	766,132
	UNITED STATES — 0.7%
800,490	Nexteer Automotive Group Ltd.	507,543
	VIETNAM — 1.3%
289,298	Mobile World Investment Corp. *	926,805
	TOTAL COMMON STOCKS
	(Cost $52,055,747)	64,509,965

Principal Amount
	SHORT-TERM INVESTMENTS — 7.3%
$5,069,287	UMB Money Market Fiduciary, 0.010% [3]	5,069,287
	Total Short-Term Investments
	(Cost $5,069,287)	5,069,287
	TOTAL INVESTMENTS — 100.0%
	(Cost $57,125,034)	69,579,252
	Other Assets in Excess of Liabilities — 0.0%	11,119
	TOTAL NET ASSETS — 100.0%	$69,590,371

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,857,951, which represents 18.48% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.